Significant Accounting Policies (Details) - Schedule of contract liabilities - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of contract liabilities [Abstract]
Opening balance	$ 380,000
Billings	627,780	439,749
Less revenue recognized from continuing operations (net of cancellations):	(674,580)	(59,749)
Closing balance	$ 333,200	$ 380,000